Nature of the Business (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Nature of the Business [Line Items]
Incorporation date	Jul. 18, 2007	Jul. 18, 2007
Private placement offering	1,499,838	1,176,477	536,908
Common stock price per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Subscription Agreement [Member]
Nature of the Business [Line Items]
Votes	10
Class A Units [Member]
Nature of the Business [Line Items]
Converted shares	1
Class A Units [Member] | Subscription Agreement [Member] | Pre Funded Warrants Member
Nature of the Business [Line Items]
Units of noble africa	4,594,218
Class A Units [Member] | Merger Agreement [Member]
Nature of the Business [Line Items]
Private placement offering	1
Class A Units [Member] | 4K Resources Inc. [Member]
Nature of the Business [Line Items]
Common stock price per share (in Dollars per share) | $ / shares	$ 0.0001
Class B Units [Member]
Nature of the Business [Line Items]
Converted shares	1
Class B Units [Member] | Subscription Agreement [Member]
Nature of the Business [Line Items]
Units of noble africa	3,054,185
Exchange shares	55,500,000
Class B Units [Member] | 4K Resources Inc. [Member]
Nature of the Business [Line Items]
Common stock price per share (in Dollars per share) | $ / shares	$ 0.0001